General and administrative expenses	12 Months Ended
Dec. 31, 2021
General and administrative expenses
11 General and administrative expenses
in	2021	2020	2019
General and administrative expenses (CHF million)
Occupancy expenses	979	982	1,090
IT, machinery and equipment	1,549	1,428	1,343
Provisions and losses	1,491	1,261	640
Travel and entertainment	149	152	337
Professional services	1,996	1,546	1,712
Communication and market data services	520	512	522
Amortization and impairment of other intangible assets	8	8	10
Other [1]	467	634	474
General and administrative expenses	7,159	6,523	6,128
1
Includes pension-related expenses/(credits) of CHF (166) million, CHF (159) million and CHF (204) million in 2021, 2020 and 2019, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
11 General and administrative expenses
in	2021	2020	2019
General and administrative expenses (CHF million)
Occupancy expenses	893	883	990
IT, machinery and equipment	1,218	1,129	1,066
Provisions and losses	1,489	1,253	639
Travel and entertainment	127	134	303
Professional services	3,625	3,025	3,132
Communication and market data services	458	458	465
Amortization and impairment of other intangible assets	8	8	10
Other [1]	763	1,072	983
General and administrative expenses	8,581	7,962	7,588
1
Includes pension-related expenses/(credits) of CHF 10 million, CHF 0 and CHF 10 million in 2021, 2020 and 2019, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.